Schedule of Investments(a)
Invesco AI and Next Gen Software ETF (IGPT)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Advertising-0.13%
Trade Desk, Inc. (The), Class A(b)	79,650	$1,436,886
Aerospace & Defense-0.06%
AeroVironment, Inc.(b)(c)	4,310	643,785
Application Software-7.20%
Adobe, Inc.(b)	75,684	18,952,030
Aurora Innovation, Inc.(b)(c)	231,240	1,491,498
Autodesk, Inc.(b)	39,521	9,255,818
Bentley Systems, Inc., Class B	38,167	1,352,639
Cadence Design Systems, Inc.(b)	44,399	15,096,548
Dassault Systemes SE (France)	137,673	3,195,745
DocuSign, Inc.(b)	36,240	1,987,039
Elastic N.V.(b)	17,380	1,143,430
Figma, Inc., Class A(b)(c)	45,728	1,112,105
Horizon Robotics (China)(b)(c)	2,039,567	1,353,893
HubSpot, Inc.(b)	9,550	2,266,788
Nemetschek SE (Germany)	6,557	440,977
Nice Ltd. (Israel)(b)	9,104	885,439
Pegasystems, Inc.	17,142	523,688
Samsara, Inc., Class A(b)(c)	67,909	2,530,968
Strategy, Inc., Class A(b)	61,915	5,775,431
Synopsys, Inc.(b)	26,099	10,146,247
Unity Software, Inc.(b)(c)	69,183	2,193,793
		79,704,076
Communications Equipment-0.06%
Ondas, Inc.(b)(c)	90,694	679,298
Consumer Electronics-0.49%
Garmin Ltd.	18,463	5,424,060
Data Center REITs-2.83%
Digital Realty Trust, Inc.	62,487	11,780,049
Equinix, Inc.	18,495	18,851,584
Keppel DC REIT (Singapore)(c)	365,052	634,138
		31,265,771
Electrical Components & Equipment-1.61%
AMETEK, Inc.	30,226	7,305,926
Emerson Electric Co.	56,996	8,539,141
Nidec Corp. (Japan)(b)	125,144	2,008,029
		17,853,096
Electronic Components-0.22%
Largan Precision Co. Ltd. (Taiwan)	19,506	2,418,113
Electronic Equipment & Instruments-2.66%
Cognex Corp.	31,042	2,025,180
Halma PLC (United Kingdom)	52,855	2,521,515
Hexagon AB, Class B (Sweden)	356,789	3,515,140
Inficon Holding AG (Switzerland)	3,424	690,269
Keyence Corp. (Japan)	38,719	19,406,311
Novanta, Inc.(b)(c)	3,396	484,100
Ralliant Corp.	12,791	836,148
		29,478,663
Electronic Manufacturing Services-0.14%
Foxconn Industrial Internet Co. Ltd., A Shares (China)	123,600	1,036,766
IPG Photonics Corp.(b)(c)	5,941	505,341
		1,542,107
Health Care Equipment-2.12%
Intuitive Surgical, Inc.(b)	66,292	23,422,952
	Shares	Value
Health Care Services-0.08%
RadNet, Inc.(b)(c)	13,583	$866,324
Industrial Machinery & Supplies & Components-0.66%
Fortive Corp.	39,059	2,312,683
Harmonic Drive Systems, Inc. (Japan)	12,578	471,947
Hiwin Technologies Corp. (Taiwan)	48,757	453,761
MINEBEA MITSUMI, Inc. (Japan)	44,450	1,011,547
Rainbow Robotics (South Korea)(b)	1,994	592,751
Symbotic, Inc.(b)(c)	14,051	604,896
UBTech Robotics Corp Ltd., H Shares (China)(b)(c)	51,058	530,441
Yaskawa Electric Corp. (Japan)	44,061	1,311,051
		7,289,077
Interactive Home Entertainment-0.54%
Electronic Arts, Inc.	28,532	5,987,726
Interactive Media & Services-18.52%
Alphabet, Inc., Class A	273,837	97,521,571
Baidu, Inc., A Shares (China)(b)	324,871	4,500,768
Meta Platforms, Inc., Class A	172,347	95,947,298
Pinterest, Inc., Class A(b)	89,863	2,157,611
Reddit, Inc., Class A(b)(c)	26,575	3,738,305
Snap, Inc., Class A(b)	222,460	1,043,338
		204,908,891
Internet Services & Infrastructure-2.40%
CoreWeave, Inc., Class A(b)	75,397	5,411,243
GDS Holdings Ltd., A Shares (China)(b)	193,901	789,092
NEXTDC Ltd. (Australia)(b)(c)	141,486	1,328,303
Snowflake, Inc., Class A(b)	64,877	19,027,127
		26,555,765
Movies & Entertainment-0.28%
Roku, Inc., Class A(b)	21,338	3,094,223
Semiconductors-46.62%
Advanced Micro Devices, Inc.(b)	200,572	95,502,358
Alchip Technologies Ltd. (Taiwan)	15,171	1,400,189
AP Memory Technology Corp. (Taiwan)	25,637	514,474
ARM Holdings PLC, ADR(b)	25,888	6,205,095
Astera Labs, Inc.(b)	32,083	9,985,192
Cambricon Technologies Corp. Ltd. (China)	7,040	1,150,698
Credo Technology Group Holding Ltd.(b)	33,537	6,941,824
Global Unichip Corp. (Taiwan)	12,275	1,405,625
Hygon Information Technology Co. Ltd., A Shares (China)	25,352	1,039,333
Intel Corp.(b)	470,887	42,474,007
Kioxia Holdings Corp. (Japan)(b)	66,450	18,508,077
Lattice Semiconductor Corp.(b)	25,558	3,176,093
Macronix International Co. Ltd. (Taiwan)(b)	262,029	787,044
Marvell Technology, Inc.	163,740	30,711,074
MaxLinear, Inc.(b)	11,962	799,301
MediaTek, Inc. (Taiwan)	300,506	32,012,221
Microchip Technology, Inc.	74,660	5,546,491
Micron Technology, Inc.	98,366	80,958,169
Nanya Technology Corp. (Taiwan)	322,897	3,452,167
NVIDIA Corp.	478,217	96,002,063
QUALCOMM, Inc.	154,152	22,754,377
Renesas Electronics Corp. (Japan)	180,608	3,617,335
Shanghai Biren Technology Co. Ltd., H Shares (China)(b)	212,983	841,676
Shanghai Iluvatar CoreX Semiconductor Co. Ltd., H Shares (China)(b)(c)	14,244	764,221
Silicon Laboratories, Inc.(b)	6,151	1,337,843
See accompanying notes which are an integral part of this schedule.

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Semiconductors-(continued)
SK hynix, Inc. (South Korea)	40,136	$45,580,678
Winbond Electronics Corp. (Taiwan)	630,761	2,432,774
		515,900,399
Systems Software-0.50%
Dolby Laboratories, Inc., Class A	10,412	612,330
Nebius Group N.V., Class A (Netherlands)(b)(c)	22,764	4,334,493
Teradata Corp.(b)(c)	17,556	544,060
		5,490,883
Technology Hardware, Storage & Peripherals-12.78%
Dell Technologies, Inc., Class C	31,020	12,574,578
Everpure, Inc., Class A(b)	33,237	2,564,899
Gigabyte Technology Co. Ltd. (Taiwan)	77,209	796,834
Hewlett Packard Enterprise Co.	167,877	8,041,308
NetApp, Inc.	34,937	6,236,255
Sandisk Corp.(b)	27,722	33,677,517
Seagate Technology Holdings PLC	41,972	35,933,488
Super Micro Computer, Inc.(b)(c)	97,938	2,781,439
Western Digital Corp.	64,520	35,153,077
Wiwynn Corp. (Taiwan)	22,834	3,717,551
		141,476,946
Total Common Stocks & Other Equity Interests (Cost $832,686,588)		1,105,439,041
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $276,867)	276,867	$276,867
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $832,963,455)		1,105,715,908
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.04%
Invesco Private Government Fund, 3.69%(d)(e)(f)	6,287,143	6,287,143
Invesco Private Prime Fund, 3.82%(d)(e)(f)	16,288,810	16,290,439
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,577,060)		22,577,582
TOTAL INVESTMENTS IN SECURITIES-101.96% (Cost $855,540,515)		1,128,293,490
OTHER ASSETS LESS LIABILITIES-(1.96)%		(21,733,301)
NET ASSETS-100.00%		$1,106,560,189

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$281,553	$44,998,158	$(45,002,844)	$-	$-	$276,867	$35,991
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,215,156	31,734,949	(32,662,962)	-	-	6,287,143	59,783 *
Invesco Private Prime Fund	18,718,045	62,228,595	(64,656,158)	852	(895)	16,290,439	159,094 *
Total	$26,214,754	$138,961,702	$(142,321,964)	$852	$(895)	$22,854,449	$254,868

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Biotechnology & Genome ETF (PBE)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-76.80%
Acadia Pharmaceuticals, Inc.(b)	329,464	$8,523,234
Alnylam Pharmaceuticals, Inc.(b)	43,457	8,931,282
Amgen, Inc.	38,223	14,721,971
AnaptysBio, Inc.(b)(c)	121,247	6,469,740
Ardelyx, Inc.(b)(c)	1,120,704	5,547,485
BioCryst Pharmaceuticals, Inc.(b)(c)	826,963	7,426,128
Biogen, Inc.(b)	66,507	13,497,596
BioMarin Pharmaceutical, Inc.(b)	132,461	7,950,309
CareDx, Inc.(b)	325,179	14,213,574
Exelixis, Inc.(b)	140,144	7,431,836
Gilead Sciences, Inc.	96,026	12,503,545
Halozyme Therapeutics, Inc.(b)	101,929	8,413,220
Incyte Corp.(b)	72,136	8,621,695
Legend Biotech Corp., ADR(b)(c)	237,196	4,399,986
Neurocrine Biosciences, Inc.(b)	44,979	7,502,497
Protagonist Therapeutics, Inc.(b)	70,055	9,572,315
PTC Therapeutics, Inc.(b)(c)	103,541	7,041,823
Regeneron Pharmaceuticals, Inc.	20,233	15,430,293
Sarepta Therapeutics, Inc.(b)(c)	420,180	6,243,875
United Therapeutics Corp.(b)(c)	22,197	11,491,609
Veracyte, Inc.(b)(c)	158,435	7,338,709
Vericel Corp.(b)(c)	200,298	9,205,696
Vertex Pharmaceuticals, Inc.(b)	29,460	14,055,366
		216,533,784
Life Sciences Tools & Services-13.17%
Bio-Techne Corp.	146,019	10,526,510
Illumina, Inc.(b)	48,231	9,892,178
Qiagen N.V.	197,087	8,159,417
Repligen Corp.(b)(c)	60,807	8,574,395
		37,152,500
Pharmaceuticals-10.07%
Collegium Pharmaceutical, Inc.(b)	207,352	7,338,187
	Shares	Value
Pharmaceuticals-(continued)
Omeros Corp.(b)(c)	601,237	$7,118,646
Royalty Pharma PLC, Class A	238,422	13,930,998
		28,387,831
Total Common Stocks & Other Equity Interests (Cost $224,913,060)		282,074,115
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $215,965)	215,965	215,965
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $225,129,025)		282,290,080
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.86%
Invesco Private Government Fund, 3.69%(d)(e)(f)	14,001,686	14,001,686
Invesco Private Prime Fund, 3.82%(d)(e)(f)	36,338,961	36,342,595
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,343,578)		50,344,281
TOTAL INVESTMENTS IN SECURITIES-117.98% (Cost $275,472,603)		332,634,361
OTHER ASSETS LESS LIABILITIES-(17.98)%		(50,688,173)
NET ASSETS-100.00%		$281,946,188

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$146,277	$3,017,897	$(2,948,209)	$-	$-	$215,965	$2,809
See accompanying notes which are an integral part of this schedule.

Invesco Biotechnology & Genome ETF (PBE)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,392,972	$50,788,621	$(47,179,907)	$-	$-	$14,001,686	$97,442 *
Invesco Private Prime Fund	27,004,624	98,589,850	(89,251,887)	1,141	(1,133)	36,342,595	266,533 *
Total	$37,543,873	$152,396,368	$(139,380,003)	$1,141	$(1,133)	$50,560,246	$366,784

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Building & Construction ETF (PKB)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Building Products-8.35%
Johnson Controls International PLC	161,330	$23,660,658
Simpson Manufacturing Co., Inc.	65,093	12,220,560
		35,881,218
Construction & Engineering-32.99%
API Group Corp.(b)	291,635	11,572,077
Argan, Inc.(c)	18,398	10,494,771
Comfort Systems USA, Inc.	12,010	20,773,577
EMCOR Group, Inc.	26,261	20,941,309
Everus Construction Group, Inc.(b)	81,511	10,223,925
Granite Construction, Inc.(c)	92,414	11,179,322
IES Holdings, Inc.(b)(c)	17,707	13,183,570
MYR Group, Inc.(b)(c)	26,573	8,854,655
Sterling Infrastructure, Inc.(b)	15,748	9,397,934
Tutor Perini Corp.(c)	165,248	13,839,520
Valmont Industries, Inc.	23,315	11,230,835
		141,691,495
Construction Materials-34.99%
Amrize Ltd.(b)	439,681	21,504,798
CRH PLC	221,542	21,048,705
Eagle Materials, Inc.(c)	59,736	12,242,296
James Hardie Industries PLC, ADR(b)(c)	574,445	15,102,159
Knife River Corp.(b)(c)	164,939	12,068,587
Martin Marietta Materials, Inc.	40,329	21,178,371
Titan America S.A. (Belgium)(b)	784,753	12,147,976
United States Lime & Minerals, Inc.(c)	112,778	12,439,413
Vulcan Materials Co.	84,114	22,590,497
		150,322,802
Forest Products-2.83%
Louisiana-Pacific Corp.(c)	167,878	12,159,404
Home Improvement Retail-5.63%
Home Depot, Inc. (The)	72,846	24,181,958
Homebuilding-9.58%
Champion Homes, Inc.(b)	171,877	13,683,128
	Shares	Value
Homebuilding-(continued)
LGI Homes, Inc.(b)	263,938	$14,403,096
Toll Brothers, Inc.	89,511	13,058,760
		41,144,984
Office Services & Supplies-3.35%
Interface, Inc.(c)	420,412	14,403,315
Oil & Gas Equipment & Services-2.25%
NPK International, Inc.(b)(c)	773,610	9,662,389
Total Common Stocks & Other Equity Interests (Cost $419,990,505)		429,447,565
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $549,299)	549,299	549,299
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $420,539,804)		429,996,864
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.32%
Invesco Private Government Fund, 3.69%(d)(e)(f)	18,284,760	18,284,760
Invesco Private Prime Fund, 3.82%(d)(e)(f)	47,540,378	47,545,132
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,829,292)		65,829,892
TOTAL INVESTMENTS IN SECURITIES-115.42% (Cost $486,369,096)		495,826,756
OTHER ASSETS LESS LIABILITIES-(15.42)%		(66,238,032)
NET ASSETS-100.00%		$429,588,724

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$261,709	$2,194,983	$(1,907,393)	$-	$-	$549,299	$2,898
See accompanying notes which are an integral part of this schedule.

Invesco Building & Construction ETF (PKB)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,676,314	$58,364,659	$(47,756,213)	$-	$-	$18,284,760	$99,490 *
Invesco Private Prime Fund	19,878,283	118,767,654	(91,099,854)	612	(1,563)	47,545,132	264,367 *
Total	$27,816,306	$179,327,296	$(140,763,460)	$612	$(1,563)	$66,379,191	$366,755

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Energy Exploration & Production ETF (PXE)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Gas Utilities-2.63%
National Fuel Gas Co.	27,034	$2,225,169
Integrated Oil & Gas-4.64%
Occidental Petroleum Corp.	68,851	3,929,327
Oil & Gas Exploration & Production-69.32%
Antero Resources Corp.(b)	60,266	2,178,013
APA Corp.	57,538	2,147,318
California Resources Corp.	35,252	1,854,960
Chord Energy Corp.	15,655	2,197,649
CNX Resources Corp.(b)(c)	62,128	2,224,182
ConocoPhillips	33,928	4,087,646
Crescent Energy Co., Class A	173,606	1,991,261
Devon Energy Corp.	87,644	3,955,374
Diamondback Energy, Inc.	20,267	4,113,188
Diversified Energy Co.(c)	142,815	1,922,290
EOG Resources, Inc.	29,047	4,318,998
EQT Corp.	70,382	3,750,657
Expand Energy Corp.	22,818	2,145,577
Gulfport Energy Corp.(b)(c)	12,516	2,019,707
Mach Natural Resources L.P.	157,527	2,148,668
Magnolia Oil & Gas Corp., Class A	76,675	1,971,314
Matador Resources Co.	40,129	2,002,036
Murphy Oil Corp.	59,164	2,351,177
Ovintiv, Inc.	38,216	2,386,971
Permian Resources Corp., Class A	109,933	2,342,672
Range Resources Corp.	53,884	2,162,904
SM Energy Co.	67,889	2,207,750
Talos Energy, Inc.(b)	145,820	2,213,548
		58,693,860
Oil & Gas Refining & Marketing-23.34%
Delek US Holdings, Inc.	50,471	3,425,467
HF Sinclair Corp.	31,469	2,878,469
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Marathon Petroleum Corp.	15,950	$5,047,697
Par Pacific Holdings, Inc.(b)(c)	38,241	3,289,873
Valero Energy Corp.	16,386	5,127,179
		19,768,685
Total Common Stocks & Other Equity Interests (Cost $77,370,985)		84,617,041
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $203,623)	203,623	203,623
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $77,574,608)		84,820,664
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.95%
Invesco Private Government Fund, 3.69%(d)(e)(f)	1,165,726	1,165,726
Invesco Private Prime Fund, 3.82%(d)(e)(f)	3,022,908	3,023,210
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,189,055)		4,188,936
TOTAL INVESTMENTS IN SECURITIES-105.12% (Cost $81,763,663)		89,009,600
OTHER ASSETS LESS LIABILITIES-(5.12)%		(4,337,427)
NET ASSETS-100.00%		$84,672,173

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$172,264	$934,217	$(902,858)	$-	$-	$203,623	$1,364
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,349,944	10,705,200	(11,889,418)	-	-	1,165,726	19,336 *
Invesco Private Prime Fund	6,090,320	26,812,453	(29,878,704)	(116)	(743)	3,023,210	53,156 *
Total	$8,612,528	$38,451,870	$(42,670,980)	$(116)	$(743)	$4,392,559	$73,856

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Exploration & Production ETF (PXE)—(continued)
July 31, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Food & Beverage ETF (PBJ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Agricultural Products & Services-12.87%
Archer-Daniels-Midland Co.	69,682	$5,523,692
Bunge Global S.A.	24,683	2,622,075
Darling Ingredients, Inc.(b)	49,965	3,029,878
Del Monte Corp.	90,544	2,690,062
		13,865,707
Brewers-2.77%
Boston Beer Co., Inc. (The), Class A(b)(c)	16,319	2,989,641
Fertilizers & Agricultural Chemicals-5.02%
Corteva, Inc.	68,739	5,410,447
Food Distributors-5.54%
Andersons, Inc. (The)	41,568	2,942,183
United Natural Foods, Inc.(b)	59,483	3,023,521
		5,965,704
Food Retail-15.35%
Albertson’s Cos., Inc., Class A(c)	188,528	2,183,154
Ingles Markets, Inc., Class A	33,914	3,052,599
Kroger Co. (The)	84,242	4,864,133
Maplebear, Inc.(b)	73,181	3,263,873
Weis Markets, Inc.	41,223	3,176,232
		16,539,991
Packaged Foods & Meats-25.99%
Adecoagro S.A. (Brazil)(c)	237,066	2,363,548
Flowers Foods, Inc.(c)	380,721	2,672,662
Freshpet, Inc.(b)(c)	58,139	3,461,596
Hershey Co. (The)	28,453	4,980,698
Nomad Foods Ltd. (United Kingdom)	290,458	3,456,450
Post Holdings, Inc.(b)(c)	30,939	2,828,134
Seaboard Corp.(c)	604	2,665,609
Smithfield Foods, Inc.	113,000	2,942,520
Tyson Foods, Inc., Class A	45,516	2,638,107
		28,009,324
Personal Care Products-2.82%
Herbalife Ltd.(b)(c)	244,704	3,039,224
Restaurants-10.81%
Aramark	56,727	3,231,737
	Shares	Value
Restaurants-(continued)
Arcos Dorados Holdings, Inc., Class A (Brazil)	339,306	$2,772,130
Starbucks Corp.	53,601	5,641,505
		11,645,372
Soft Drinks & Non-alcoholic Beverages-18.81%
Coca-Cola Co. (The)	67,575	5,918,894
Coca-Cola Consolidated, Inc.	16,795	3,155,780
Monster Beverage Corp.(b)	62,187	5,993,583
PepsiCo, Inc.	37,317	5,207,961
		20,276,218
Total Common Stocks & Other Equity Interests (Cost $103,391,219)		107,741,628
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $180,170)	180,170	180,170
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $103,571,389)		107,921,798
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.58%
Invesco Private Government Fund, 3.69%(d)(e)(f)	3,468,168	3,468,168
Invesco Private Prime Fund, 3.82%(d)(e)(f)	9,011,397	9,012,298
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,480,320)		12,480,466
TOTAL INVESTMENTS IN SECURITIES-111.73% (Cost $116,051,709)		120,402,264
OTHER ASSETS LESS LIABILITIES-(11.73)%		(12,642,249)
NET ASSETS-100.00%		$107,760,015

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$207,461	$593,172	$(620,463)	$-	$-	$180,170	$1,502
See accompanying notes which are an integral part of this schedule.

Invesco Food & Beverage ETF (PBJ)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,293,233	$31,126,186	$(33,951,251)	$-	$-	$3,468,168	$36,484 *
Invesco Private Prime Fund	16,305,920	39,254,932	(46,549,403)	219	630	9,012,298	97,145 *
Total	$22,806,614	$70,974,290	$(81,121,117)	$219	$630	$12,660,636	$135,131

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Leisure and Entertainment ETF (PEJ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Broadcasting-2.26%
Fox Corp., Class A(b)	99,171	$5,774,727
Cable & Satellite-2.12%
Versant Media Group, Inc.	150,870	5,429,811
Casinos & Gaming-12.47%
Las Vegas Sands Corp.	237,400	11,606,486
Monarch Casino & Resort, Inc.	54,649	6,708,165
Rush Street Interactive, Inc.(c)	246,455	6,632,104
Super Group (SGHC) Ltd. (Guernsey)	497,853	6,969,942
		31,916,697
Food Distributors-8.34%
Sysco Corp.	156,818	13,367,166
US Foods Holding Corp.(c)	79,238	7,970,551
		21,337,717
Food Retail-2.77%
Maplebear, Inc.(c)	158,950	7,089,170
Hotels, Resorts & Cruise Lines-34.33%
Airbnb, Inc., Class A(c)	89,027	13,489,371
Choice Hotels International, Inc.(b)	56,653	6,316,243
Expedia Group, Inc.	52,978	15,614,736
Hilton Grand Vacations, Inc.(b)(c)	129,384	5,969,778
Hilton Worldwide Holdings, Inc.	36,479	11,691,155
Lindblad Expeditions Holdings, Inc.(b)(c)	301,465	8,917,334
Marriott International, Inc., Class A	31,603	11,782,546
Viking Holdings Ltd.(c)	134,620	14,047,597
		87,828,760
Interactive Media & Services-3.55%
TripAdvisor, Inc.(b)(c)	641,666	9,089,199
Movies & Entertainment-21.76%
Atlanta Braves Holdings, Inc., Series C(b)(c)	130,198	6,617,964
Cinemark Holdings, Inc.(b)	235,983	8,634,618
Lionsgate Studios Corp.(c)	437,354	5,808,061
Madison Square Garden Entertainment Corp.(b)(c)	91,310	7,054,611
Madison Square Garden Sports Corp., Class A(c)	17,584	6,922,469
Manchester United PLC, Class A (United Kingdom)(b)(c)	326,686	7,517,045
	Shares	Value
Movies & Entertainment-(continued)
Sphere Entertainment Co.(b)(c)	48,036	$6,881,157
TKO Group Holdings, Inc.(b)	34,260	6,228,811
		55,664,736
Restaurants-12.36%
Aramark	123,220	7,019,843
Arcos Dorados Holdings, Inc., Class A (Brazil)	737,091	6,022,034
Restaurant Brands International, Inc. (Canada)	85,419	6,322,714
Starbucks Corp.	116,456	12,256,994
		31,621,585
Total Common Stocks & Other Equity Interests (Cost $230,603,856)		255,752,402
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $425,221)	425,221	425,221
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $231,029,077)		256,177,623
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.09%
Invesco Private Government Fund, 3.69%(d)(e)(f)	13,581,071	13,581,071
Invesco Private Prime Fund, 3.82%(d)(e)(f)	35,274,812	35,278,339
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,859,302)		48,859,410
TOTAL INVESTMENTS IN SECURITIES-119.22% (Cost $279,888,379)		305,037,033
OTHER ASSETS LESS LIABILITIES-(19.22)%		(49,176,029)
NET ASSETS-100.00%		$255,861,004

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$400,437	$953,822	$(929,038)	$-	$-	$425,221	$2,808
See accompanying notes which are an integral part of this schedule.

Invesco Leisure and Entertainment ETF (PEJ)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,238,512	$61,716,216	$(64,373,657)	$-	$-	$13,581,071	$111,879 *
Invesco Private Prime Fund	42,121,045	98,404,118	(105,246,866)	1,710	(1,668)	35,278,339	314,995 *
Total	$58,759,994	$161,074,156	$(170,549,561)	$1,710	$(1,668)	$49,284,631	$429,682

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Next Gen Connectivity ETF (KNCT)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Alternative Carriers-0.25%
AST SpaceMobile, Inc.(b)(c)	4,842	$285,581
Lumen Technologies, Inc.(b)	15,713	100,249
		385,830
Application Software-3.10%
Cadence Design Systems, Inc.(b)	3,954	1,344,439
Datadog, Inc., Class A(b)	5,646	1,512,959
DocuSign, Inc.(b)	3,316	181,816
Dynatrace, Inc.(b)	5,028	222,841
Nutanix, Inc., Class A(b)	4,526	267,079
Synopsys, Inc.(b)	3,187	1,238,978
		4,768,112
Cable & Satellite-0.27%
Charter Communications, Inc., Class A(b)(c)	1,430	207,321
EchoStar Corp., Class A(b)	2,434	204,675
		411,996
Communications Equipment-10.47%
Accton Technology Corp. (Taiwan)	9,097	589,640
Applied Optoelectronics, Inc.(b)	1,369	129,124
Arista Networks, Inc.(b)	19,340	3,487,969
Ciena Corp.(b)	2,413	909,822
Cisco Systems, Inc.	60,542	7,022,266
F5, Inc.(b)	963	387,675
Lumentum Holdings, Inc.(b)	1,328	948,112
Motorola Solutions, Inc.	2,385	1,039,264
Nokia OYJ (Finland)	93,093	858,513
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	50,022	491,133
Viavi Solutions, Inc.(b)	2,859	105,640
Zhongji Innolight Co. Ltd., A Shares (China)	1,100	146,355
		16,115,513
Construction & Engineering-0.13%
Dycom Industries, Inc.(b)	503	201,738
Data Center REITs-1.81%
Digital Realty Trust, Inc.	5,697	1,073,999
Equinix, Inc.	1,683	1,715,448
		2,789,447
Electrical Components & Equipment-0.31%
Fujikura Ltd. (Japan)	18,723	474,764
Electronic Components-2.24%
Amphenol Corp., Class A	14,906	2,395,394
Coherent Corp.(b)	3,163	831,521
Largan Precision Co. Ltd. (Taiwan)	1,774	219,919
		3,446,834
Electronic Equipment & Instruments-0.70%
Chroma ATE, Inc. (Taiwan)	6,859	430,924
Keysight Technologies, Inc.(b)	2,029	647,413
		1,078,337
Electronic Manufacturing Services-0.44%
TE Connectivity PLC (China)	3,283	675,280
Integrated Telecommunication Services-6.87%
AT&T, Inc.	117,005	2,720,366
BCE, Inc. (Canada)(c)	6,598	143,027
BT Group PLC (United Kingdom)	76,406	206,573
Cellnex Telecom S.A. (Spain)(d)	8,211	254,492
Chunghwa Telecom Co. Ltd. (Taiwan)	52,964	227,716
Comcast Corp., Class A	35,507	850,748
	Shares	Value
Integrated Telecommunication Services-(continued)
Deutsche Telekom AG (Germany)	40,624	$1,250,872
NTT, Inc. (Japan)	415,183	397,659
Orange S.A. (France)(c)	22,148	422,110
Telefonica S.A. (Spain)	67,734	279,023
Telenor ASA (Norway)	10,122	142,988
Telia Co. AB (Sweden)(c)	28,482	131,745
Telstra Group Ltd. (Australia)	59,668	210,261
Verizon Communications, Inc.	71,257	3,335,540
		10,573,120
Internet Services & Infrastructure-2.06%
Akamai Technologies, Inc.(b)	2,481	285,762
Cloudflare, Inc., Class A(b)	5,448	1,519,883
CoreWeave, Inc., Class A(b)	6,874	493,347
MongoDB, Inc.(b)	1,374	463,697
Okta, Inc.(b)	2,861	406,062
		3,168,751
IT Consulting & Other Services-2.70%
Accenture PLC, Class A	6,336	1,051,269
Fujitsu Ltd. (Japan)	18,433	424,547
International Business Machines Corp.	9,709	2,171,418
NEC Corp. (Japan)	16,960	503,649
		4,150,883
Research & Consulting Services-0.12%
CACI International, Inc., Class A(b)(c)	361	179,688
Security & Alarm Services-0.14%
Secom Co. Ltd. (Japan)	4,840	208,331
Semiconductors-38.82%
ARM Holdings PLC, ADR(b)	2,360	565,668
Astera Labs, Inc.(b)	2,925	910,348
Broadcom, Inc.	34,010	13,239,413
Credo Technology Group Holding Ltd.(b)	3,148	651,605
GLOBALFOUNDRIES, Inc.	2,077	103,829
Intel Corp.(b)	63,071	5,689,004
Lattice Semiconductor Corp.(b)	2,338	290,543
MACOM Technology Solutions Holdings, Inc.(b)	700	176,008
Marvell Technology, Inc.	14,950	2,804,022
Microchip Technology, Inc.	6,807	505,692
Micron Technology, Inc.	13,168	10,837,659
Nanya Technology Corp. (Taiwan)	29,349	313,777
QUALCOMM, Inc.	16,321	2,409,143
Rambus, Inc.(b)	1,845	167,950
SK hynix, Inc. (South Korea)	5,370	6,098,471
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	184,552	13,650,440
Tower Semiconductor Ltd. (Israel)(b)	1,925	420,925
United Microelectronics Corp. (Taiwan)	204,944	766,716
Winbond Electronics Corp. (Taiwan)	36,078	139,149
		59,740,362
Systems Software-6.95%
Check Point Software Technologies Ltd. (Israel)(b)	1,420	180,525
CrowdStrike Holdings, Inc., Class A(b)	17,376	3,316,383
Fortinet, Inc.(b)	10,627	1,721,043
Nebius Group N.V., Class A (Netherlands)(b)(c)	2,066	393,387
Palo Alto Networks, Inc.(b)	13,866	4,601,155
Rubrik, Inc., Class A(b)(c)	2,746	198,700
Zscaler, Inc.(b)(c)	1,921	290,455
		10,701,648
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-16.68%
Apple, Inc.	44,355	$13,701,703
Lite-On Technology Corp. (Taiwan)	22,660	143,603
NetApp, Inc.	3,367	601,009
Samsung Electronics Co. Ltd. (South Korea)	60,370	10,507,690
Xiaomi Corp., B Shares (China)(b)(c)(d)	192,106	705,002
		25,659,007
Telecom Tower REITs-1.48%
American Tower Corp.	7,951	1,378,385
Crown Castle, Inc.	7,440	567,672
SBA Communications Corp., Class A	1,810	327,574
		2,273,631
Wireless Telecommunication Services-4.29%
Advanced Info Service PCL, NVDR (Thailand)	17,808	202,279
America Movil S.A.B. de C.V., Class B (Mexico)	386,195	491,247
Bharti Airtel Ltd. (India)	57,201	1,181,734
KDDI Corp. (Japan)	41,229	759,019
MTN Group Ltd. (South Africa)	19,092	236,256
SoftBank Corp. (Japan)	289,941	406,648
SoftBank Group Corp. (Japan)	41,918	1,304,657
T-Mobile US, Inc.	9,234	1,594,804
Vodafone Group PLC (United Kingdom)	267,709	424,221
		6,600,865
Total Common Stocks & Other Equity Interests (Cost $105,277,458)		153,604,137
	Shares	Value
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f) (Cost $179,706)	179,706	$179,706
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $105,457,164)		153,783,843
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.62%
Invesco Private Government Fund, 3.69%(e)(f)(g)	695,655	695,655
Invesco Private Prime Fund, 3.82%(e)(f)(g)	1,802,704	1,802,884
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,498,513)		2,498,539
TOTAL INVESTMENTS IN SECURITIES-101.57% (Cost $107,955,677)		156,282,382
OTHER ASSETS LESS LIABILITIES-(1.57)%		(2,411,394)
NET ASSETS-100.00%		$153,870,988

Investment Abbreviations:
ADR	-American Depositary Receipt
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $959,494, which represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$149,306	$1,856,154	$(1,825,754)	$-	$-	$179,706	$1,647
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	404,403	2,683,496	(2,392,244)	-	-	695,655	5,152 *
Invesco Private Prime Fund	1,051,240	5,324,659	(4,573,064)	46	3	1,802,884	13,761 *
Total	$1,604,949	$9,864,309	$(8,791,062)	$46	$3	$2,678,245	$20,560

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
July 31, 2026
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Next Gen Media and Gaming ETF (GGME)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Advertising-0.63%
Magnite, Inc.(b)(c)	3,773	$72,819
Trade Desk, Inc. (The), Class A(b)	11,249	202,932
		275,751
Application Software-12.68%
Adobe, Inc.(b)	8,225	2,059,622
Autodesk, Inc.(b)	5,466	1,280,137
Beijing 51WORLD Digital Twin Technology Co. Ltd., H Shares (China)(b)	5,208	43,792
Beijing Kingsoft Office Software, Inc., A Shares (China)	732	29,311
Bentley Systems, Inc., Class B(c)	5,390	191,022
Catapult Sports Ltd. (Australia)(b)	4,186	9,849
Dassault Systemes SE (France)	19,443	451,322
DoubleVerify Holdings, Inc.(b)(c)	3,436	38,655
Figma, Inc., Class A(b)(c)	6,458	157,059
Iflytek Co. Ltd., A Shares (China)	2,428	15,153
Life360, Inc.(b)(c)	1,901	102,749
Nemetschek SE (Germany)	926	62,276
Pexip Holding ASA (Norway)(b)	2,614	22,240
Sinch AB(b)(c)(d)	12,277	51,826
SoundHound AI, Inc., Class A(b)(c)	10,544	64,635
Unity Software, Inc.(b)	9,771	309,838
Vobile Group Ltd.(b)(d)	61,476	19,455
Zoom Communications, Inc., Class A(b)	7,007	673,162
		5,582,103
Casinos & Gaming-3.07%
Aristocrat Leisure Ltd. (Australia)	15,887	712,724
Ballys Intralot S.A. (Greece)	11,803	14,952
DraftKings, Inc., Class A(b)(c)	12,157	285,446
Evolution AB (Sweden)(b)(d)	3,412	259,922
Playtech PLC (United Kingdom)(b)	6,926	35,384
Sportradar Group AG (Switzerland)(b)(c)	3,007	43,722
		1,352,150
Consumer Electronics-0.25%
Merry Electronics Co. Ltd. (Taiwan)	6,687	16,557
Sonos, Inc.(b)(c)	3,138	46,003
TCL Electronics Holdings Ltd. (China)(b)	24,180	49,757
		112,317
Electronic Equipment & Instruments-0.79%
Hexagon AB, Class B (Sweden)	35,435	349,111
Electronic Manufacturing Services-0.04%
GoerTek, Inc., A Shares (China)	4,700	16,095
Interactive Home Entertainment-16.17%
Capcom Co. Ltd. (Japan)(c)	7,903	198,377
CD Projekt S.A. (Poland)(b)	1,974	131,767
DeNA Co. Ltd. (Japan)	1,396	21,677
Electronic Arts, Inc.	6,276	1,317,081
Embracer Group AB, Class A (Sweden)(b)(c)	3,070	21,727
GungHo Online Entertainment, Inc. (Japan)	1,184	18,018
Hacksaw AB (Sweden)(c)	4,952	38,167
Kingsoft Corp. Ltd. (China)	27,302	93,678
Koei Tecmo Holdings Co. Ltd. (Japan)	2,897	29,308
Konami Group Corp. (Japan)	2,511	323,222
Krafton, Inc. (South Korea)(b)	768	129,789
Mixi, Inc. (Japan)	727	13,218
Modern Times Group MTG AB, Class B (Sweden)(b)	2,591	35,528
NC Corp. (South Korea)	341	55,442
	Shares	Value
Interactive Home Entertainment-(continued)
NetEase, Inc. (China)	43,881	$1,167,626
Netmarble Corp. (South Korea)(d)	755	20,174
Nexon Co. Ltd. (Japan)	8,347	130,719
Nintendo Co. Ltd. (Japan)	30,161	1,437,661
Pearl Abyss Corp. (South Korea)(b)	981	23,093
Roblox Corp., Class A(b)	17,693	629,871
Square Enix Holdings Co. Ltd. (Japan)	4,931	85,787
Take-Two Interactive Software, Inc.(b)	4,634	1,125,691
Ubisoft Entertainment S.A. (France)(b)(c)	2,840	18,746
XD, Inc. (China)(b)(c)(d)	5,333	32,381
Zhejiang Century Huatong Group Co. Ltd., A Shares (China)	10,800	21,645
		7,120,393
Interactive Media & Services-10.38%
Hello Group, Inc., ADR (China)	2,834	16,976
JOYY, Inc., ADR (China)	568	41,788
Meta Platforms, Inc., Class A	6,165	3,432,117
Newborn Town, Inc. (China)(b)(c)(d)	16,751	17,423
Pinterest, Inc., Class A(b)	12,691	304,711
Reddit, Inc., Class A(b)(c)	3,740	526,106
RUM Group, Inc.(b)(c)	3,126	18,256
Snap, Inc., Class A(b)	31,417	147,346
Trump Media & Technology Group Corp.(b)	4,374	43,127
Weibo Corp., A Shares (China)	2,701	21,876
		4,569,726
Internet Services & Infrastructure-5.33%
Cloudflare, Inc., Class A(b)	8,411	2,346,501
IT Consulting & Other Services-0.02%
Addnode Group AB (Sweden)	2,056	8,267
Leisure Products-0.40%
Peloton Interactive, Inc., Class A(b)(c)	7,385	47,190
Sankyo Co. Ltd. (Japan)	5,440	63,082
Sega Sammy Holdings, Inc. (Japan)	3,745	64,647
		174,919
Movies & Entertainment-13.25%
China Ruyi Holdings Ltd. (China)(b)(c)	244,828	44,993
NetEase Cloud Music, Inc. (China)(b)(d)	2,296	37,406
Netflix, Inc.(b)	43,123	3,092,350
Roku, Inc., Class A(b)	3,444	499,414
Spotify Technology S.A. (Sweden)(b)	4,056	2,027,757
Tencent Music Entertainment Group, A Shares (China)	26,972	129,783
		5,831,703
Semiconductors-23.63%
Advanced Micro Devices, Inc.(b)	7,175	3,416,376
Ambarella, Inc.(b)(c)	1,154	99,244
Cambricon Technologies Corp. Ltd. (China)	991	161,980
Goke Microelectronics Co. Ltd., A Shares (China)(b)	300	5,740
MediaTek, Inc. (Taiwan)	15,281	1,627,850
NVIDIA Corp.	17,106	3,434,030
QUALCOMM, Inc.	9,713	1,433,736
Shanghai Biren Technology Co. Ltd., H Shares (China)(b)	30,054	118,769
Shanghai Iluvatar CoreX Semiconductor Co. Ltd., H Shares (China)(b)(c)	2,010	107,841
		10,405,566
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Systems Software-0.36%
Adeia, Inc.(c)	2,737	$72,941
Dolby Laboratories, Inc., Class A(c)	1,471	86,510
		159,451
Technology Hardware, Storage & Peripherals-12.57%
Acer, Inc. (Taiwan)	57,570	51,013
Anker Innovations Technology Co. Ltd., A Shares (China)	800	14,455
Apple, Inc.	11,855	3,662,128
HTC Corp. (Taiwan)	18,376	22,527
Lenovo Group Ltd. (China)	157,246	480,938
Logitech International S.A., Class R (Switzerland)	3,398	346,781
Shenzhen Transsion Holdings Co. Ltd., A Shares (China)	1,673	15,925
Wacom Co. Ltd. (Japan)	3,379	16,286
Xiaomi Corp., B Shares (China)(b)(c)(d)	251,770	923,960
		5,534,013
Trading Companies & Distributors-0.25%
Xometry, Inc., Class A(b)(c)	1,306	111,950
Total Common Stocks & Other Equity Interests (Cost $46,310,822)		43,950,016
Money Market Funds-0.52%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f) (Cost $229,875)	229,875	229,875
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.34% (Cost $46,540,697)		44,179,891
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.46%
Invesco Private Government Fund, 3.69%(e)(f)(g)	910,284	$910,284
Invesco Private Prime Fund, 3.82%(e)(f)(g)	2,373,093	2,373,330
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,283,529)		3,283,614
TOTAL INVESTMENTS IN SECURITIES-107.80% (Cost $49,824,226)		47,463,505
OTHER ASSETS LESS LIABILITIES-(7.80)%		(3,434,848)
NET ASSETS-100.00%		$44,028,657

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $1,362,547, which represented 3.09% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$132,329	$965,467	$(867,921)	$-	$-	$229,875	$1,617
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$491,604	$3,066,979	$(2,648,299)	$-	$-	$910,284	$6,753 *
Invesco Private Prime Fund	1,277,575	6,590,813	(5,495,169)	122	(11)	2,373,330	18,525 *
Total	$1,901,508	$10,623,259	$(9,011,389)	$122	$(11)	$3,513,489	$26,895

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Oil & Gas Services ETF (PXJ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Oil & Gas Drilling-20.93%
Borr Drilling Ltd. (Mexico)(b)(c)	332,212	$1,338,814
Helmerich & Payne, Inc.	44,028	1,522,048
Nabors Industries Ltd.(b)(c)	17,280	1,480,378
Noble Corp. PLC(c)	64,885	2,751,124
Patterson-UTI Energy, Inc.	146,145	1,531,599
Seadrill Ltd. (Norway)(b)	35,639	1,598,053
Transocean Ltd.(b)(c)	501,013	2,665,389
		12,887,405
Oil & Gas Equipment & Services-49.67%
Archrock, Inc.	47,317	1,692,056
Baker Hughes Co., Class A	48,679	2,944,593
Bristow Group, Inc.	40,702	1,844,615
Cactus, Inc., Class A(c)	28,261	1,837,247
Expro Ltd.(b)(c)	111,415	1,777,069
Halliburton Co.	79,009	2,548,040
Helix Energy Solutions Group, Inc.(b)(c)	175,178	1,665,943
Innovex International, Inc.(b)	59,113	1,659,893
National Energy Services Reunited Corp.(b)(c)	68,405	1,844,199
NOV, Inc.	154,385	2,999,700
Oceaneering International, Inc.(b)(c)	45,329	2,211,149
TechnipFMC PLC (United Kingdom)	45,483	3,259,312
Tidewater, Inc.(b)(c)	22,464	1,686,148
Weatherford International PLC	29,858	2,621,234
		30,591,198
Oil & Gas Storage & Transportation-29.35%
Dorian LPG Ltd.	39,440	1,870,245
Frontline PLC (Norway)	88,774	3,495,032
International Seaways, Inc.(c)	21,415	2,059,695
Navigator Holdings Ltd.(c)	75,987	1,698,310
Okeanis Eco Tankers Corp. (Greece)(d)	33,041	1,993,364
Scorpio Tankers, Inc. (Monaco)	22,059	1,717,514
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Teekay Corp. Ltd. (Bermuda)(c)	144,525	$1,683,716
Teekay Tankers Ltd., Class A (Canada)	23,479	1,863,528
Tsakos Energy Navigation Ltd. (Greece)	42,270	1,695,872
		18,077,276
Total Common Stocks & Other Equity Interests (Cost $60,196,916)		61,555,879
Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f) (Cost $177,266)	177,266	177,266
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $60,374,182)		61,733,145
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.22%
Invesco Private Government Fund, 3.69%(e)(f)(g)	3,918,566	3,918,566
Invesco Private Prime Fund, 3.82%(e)(f)(g)	12,231,127	12,232,350
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,150,824)		16,150,916
TOTAL INVESTMENTS IN SECURITIES-126.46% (Cost $76,525,006)		77,884,061
OTHER ASSETS LESS LIABILITIES-(26.46)%		(16,298,045)
NET ASSETS-100.00%		$61,586,016

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented 3.24% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$215,212	$1,287,114	$(1,325,060)	$-	$-	$177,266	$1,676
See accompanying notes which are an integral part of this schedule.

Invesco Oil & Gas Services ETF (PXJ)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,954,505	$25,186,939	$(23,222,878)	$-	$-	$3,918,566	$45,971 *
Invesco Private Prime Fund	15,465,165	49,197,764	(52,430,832)	532	(279)	12,232,350	126,525 *
Total	$17,634,882	$75,671,817	$(76,978,770)	$532	$(279)	$16,328,182	$174,172

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Pharmaceuticals ETF (PJP)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Biotechnology-26.88%
AbbVie, Inc.	103,038	$25,856,356
Amgen, Inc.	65,359	25,173,672
Biogen, Inc.(b)	63,929	12,974,390
Gilead Sciences, Inc.	164,182	21,378,138
Regeneron Pharmaceuticals, Inc.	19,460	14,840,780
Travere Therapeutics, Inc.(b)	278,876	15,586,380
United Therapeutics Corp.(b)	21,361	11,058,803
		126,868,519
Health Care Equipment-5.67%
Abbott Laboratories	253,317	26,775,607
Life Sciences Tools & Services-0.00%
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
		-
Pharmaceuticals-67.38%
Amneal Pharmaceuticals, Inc.(b)	965,545	17,688,784
ANI Pharmaceuticals, Inc.(b)(c)	151,712	12,021,659
Bristol-Myers Squibb Co.	212,823	13,899,470
Collegium Pharmaceutical, Inc.(b)(c)	365,632	12,939,716
Corcept Therapeutics, Inc.(b)	204,618	23,426,715
Eli Lilly and Co.	20,622	23,691,378
Harmony Biosciences Holdings, Inc.(b)(c)	410,448	14,464,188
Innoviva, Inc.(b)	544,496	11,418,081
Jazz Pharmaceuticals PLC(b)	52,047	13,160,604
Johnson & Johnson	95,373	24,448,869
Ligand Pharmaceuticals, Inc.(b)	52,490	15,092,975
Liquidia Corp.(b)(c)	205,492	17,283,932
Merck & Co., Inc.	183,363	23,873,863
Ocular Therapeutix, Inc.(b)(c)	1,489,689	12,170,759
Perrigo Co. PLC	1,143,527	11,561,058
	Shares	Value
Pharmaceuticals-(continued)
Pfizer, Inc.	849,353	$21,242,319
Prestige Consumer Healthcare, Inc.(b)(c)	257,185	12,915,831
Supernus Pharmaceuticals, Inc.(b)(c)	258,498	11,536,766
Tarsus Pharmaceuticals, Inc.(b)(c)	201,930	11,921,947
Viatris, Inc.	759,533	13,337,399
		318,096,313
Total Common Stocks & Other Equity Interests (Cost $396,100,161)		471,740,439
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f) (Cost $474,555)	474,555	474,555
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $396,574,716)		472,214,994
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.66%
Invesco Private Government Fund, 3.69%(e)(f)(g)	17,629,582	17,629,582
Invesco Private Prime Fund, 3.82%(e)(f)(g)	37,423,681	37,427,423
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,056,907)		55,057,005
TOTAL INVESTMENTS IN SECURITIES-111.69% (Cost $451,631,623)		527,271,999
OTHER ASSETS LESS LIABILITIES-(11.69)%		(55,169,968)
NET ASSETS-100.00%		$472,102,031

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$162,338	$1,880,469	$(1,568,252)	$-	$-	$474,555	$2,965
See accompanying notes which are an integral part of this schedule.

Invesco Pharmaceuticals ETF (PJP)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,472,068	$35,729,559	$(33,572,045)	$-	$-	$17,629,582	$109,968 *
Invesco Private Prime Fund	40,180,654	83,587,207	(86,342,258)	367	1,453	37,427,423	296,947 *
Total	$55,815,060	$121,197,235	$(121,482,555)	$367	$1,453	$55,531,560	$409,880

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Semiconductors ETF (PSI)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Electronic Equipment & Instruments-2.74%
nLight, Inc.(b)(c)	945,480	$65,049,024
Semiconductor Materials & Equipment-49.41%
Amkor Technology, Inc.	1,049,865	52,356,768
Applied Materials, Inc.	310,864	157,816,327
AXT, Inc.(b)(c)	581,227	35,123,548
Cohu, Inc.(b)(c)	1,544,374	74,114,508
Entegris, Inc.	542,674	64,605,340
FormFactor, Inc.(b)(c)	565,122	60,015,956
Ichor Holdings Ltd.(b)	1,060,321	79,810,362
KLA Corp.	703,016	128,525,385
Kulicke & Soffa Industries, Inc. (Singapore)	710,433	63,370,624
Lam Research Corp.	438,199	128,401,071
MKS, Inc.	230,831	68,660,681
Onto Innovation, Inc.(b)	281,305	72,739,847
Photronics, Inc.(b)(c)	1,416,288	42,899,363
Teradyne, Inc.	198,215	72,881,673
Ultra Clean Holdings, Inc.(b)	881,698	73,454,260
		1,174,775,713
Semiconductors-47.85%
Advanced Micro Devices, Inc.(b)	280,624	133,619,117
Analog Devices, Inc.	336,716	123,712,825
Cirrus Logic, Inc.(b)	432,520	55,946,462
Diodes, Inc.(b)	712,515	58,654,235
Intel Corp.(b)	1,144,639	103,246,438
Lattice Semiconductor Corp.(b)	512,940	63,743,054
MACOM Technology Solutions Holdings, Inc.(b)	188,251	47,333,831
MaxLinear, Inc.(b)	802,362	53,613,829
Micron Technology, Inc.	157,863	129,925,985
Monolithic Power Systems, Inc.	46,396	66,162,088
NVIDIA Corp.	658,118	132,117,188
	Shares	Value
Semiconductors-(continued)
Semtech Corp.(b)(c)	468,907	$55,246,623
SiTime Corp.(b)(c)	103,814	55,561,253
Tower Semiconductor Ltd. (Israel)(b)	267,267	58,710,542
		1,137,593,470
Total Common Stocks & Other Equity Interests (Cost $2,060,551,406)		2,377,418,207
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $1,593,303)	1,593,303	1,593,303
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $2,062,144,709)		2,379,011,510
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.93%
Invesco Private Government Fund, 3.69%(d)(e)(f)	19,365,612	19,365,612
Invesco Private Prime Fund, 3.82%(d)(e)(f)	50,233,416	50,238,439
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,604,051)		69,604,051
TOTAL INVESTMENTS IN SECURITIES-102.99% (Cost $2,131,748,760)		2,448,615,561
OTHER ASSETS LESS LIABILITIES-(2.99)%		(71,142,273)
NET ASSETS-100.00%		$2,377,473,288

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$439,634	$3,526,729	$(2,373,060)	$-	$-	$1,593,303	$3,469
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,144,432	113,148,824	(118,927,644)	-	-	19,365,612	231,237 *
Invesco Private Prime Fund	65,314,949	272,017,822	(287,103,227)	414	8,481	50,238,439	635,446 *
Total	$90,899,015	$388,693,375	$(408,403,931)	$414	$8,481	$71,197,354	$870,152

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Semiconductors ETF (PSI)—(continued)
July 31, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco AI and Next Gen Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$938,322,148	$167,116,893	$-	$1,105,439,041
Money Market Funds	276,867	22,577,582	-	22,854,449
Total Investments	$938,599,015	$189,694,475	$-	$1,128,293,490
Invesco Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$282,074,115	$-	$-	$282,074,115
Money Market Funds	215,965	50,344,281	-	50,560,246
Total Investments	$282,290,080	$50,344,281	$-	$332,634,361
Invesco Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$429,447,565	$-	$-	$429,447,565
Money Market Funds	549,299	65,829,892	-	66,379,191
Total Investments	$429,996,864	$65,829,892	$-	$495,826,756
Invesco Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$84,617,041	$-	$-	$84,617,041
Money Market Funds	203,623	4,188,936	-	4,392,559
Total Investments	$84,820,664	$4,188,936	$-	$89,009,600
Invesco Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$107,741,628	$-	$-	$107,741,628
Money Market Funds	180,170	12,480,466	-	12,660,636
Total Investments	$107,921,798	$12,480,466	$-	$120,402,264

	Level 1	Level 2	Level 3	Total
Invesco Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$255,752,402	$-	$-	$255,752,402
Money Market Funds	425,221	48,859,410	-	49,284,631
Total Investments	$256,177,623	$48,859,410	$-	$305,037,033
Invesco Next Gen Connectivity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$108,472,336	$45,131,801	$-	$153,604,137
Money Market Funds	179,706	2,498,539	-	2,678,245
Total Investments	$108,652,042	$47,630,340	$-	$156,282,382
Invesco Next Gen Media and Gaming ETF
Investments in Securities
Common Stocks & Other Equity Interests	$33,460,998	$10,489,018	$-	$43,950,016
Money Market Funds	229,875	3,283,614	-	3,513,489
Total Investments	$33,690,873	$13,772,632	$-	$47,463,505
Invesco Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$61,555,879	$-	$-	$61,555,879
Money Market Funds	177,266	16,150,916	-	16,328,182
Total Investments	$61,733,145	$16,150,916	$-	$77,884,061
Invesco Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$471,740,439	$-	$0	$471,740,439
Money Market Funds	474,555	55,057,005	-	55,531,560
Total Investments	$472,214,994	$55,057,005	$0	$527,271,999
Invesco Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,377,418,207	$-	$-	$2,377,418,207
Money Market Funds	1,593,303	69,604,051	-	71,197,354
Total Investments	$2,379,011,510	$69,604,051	$-	$2,448,615,561